Stockholders' Deficit - Schedule of Restricted Common Stock (Details) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Restricted common stock, shares	4,323,695
Restricted common stock, proceeds	$ 203,000
Private Placement [Member]
Restricted common stock, shares		9,666,666	20,959,687
Restricted common stock, proceeds		$ 385,000	$ 1,218,500
Private Placement [Member] | 12/03/18 [Member]
Restricted common stock, shares	650,000	2,000,000	1,666,666
Restricted common stock, proceeds	$ 25,000	$ 100,000	$ 50,000
Private Placement [Member] | 12/03/18 [Member]
Restricted common stock, shares	228,572		1,666,666
Restricted common stock, proceeds	$ 8,000		$ 50,000
Private Placement [Member] | 01/02/19 [Member]
Restricted common stock, shares		3,333,333	3,571,429
Restricted common stock, proceeds		$ 100,000	$ 125,000
Private Placement [Member] | 01/02/19 [Member]
Restricted common stock, shares	232,560	333,333	3,571,429
Restricted common stock, proceeds	$ 20,000	$ 10,000	$ 125,000
Private Placement [Member] | 01/02/19 [Member]
Restricted common stock, shares	700,000	200,000	3,571,429
Restricted common stock, proceeds	$ 50,000	$ 10,000	$ 125,000
Private Placement [Member] | 01/02/19 [Member]
Restricted common stock, shares		300,000	3,571,429
Restricted common stock, proceeds		$ 15,000	$ 125,000
Private Placement [Member] | 02/26/19 [Member]
Restricted common stock, shares		1,500,000	1,075,269
Restricted common stock, proceeds		$ 50,000	$ 100,000
Private Placement [Member] | 04/15/19 [Member]
Restricted common stock, shares			370,370
Restricted common stock, proceeds			$ 100,000
Private Placement [Member] | 04/25/19 [Member]
Restricted common stock, shares			395,000
Restricted common stock, proceeds			$ 118,500
Private Placement [Member] | 06/10/19 [Member]
Restricted common stock, shares			500,000
Restricted common stock, proceeds			$ 100,000
Private Placement [Member] | 06/10/19 [Member]
Restricted common stock, shares			500,000
Restricted common stock, proceeds			$ 100,000
Private Placement [Member] | 06/10/19 [Member]
Restricted common stock, shares			500,000
Restricted common stock, proceeds			$ 100,000
Private Placement [Member] | 01/24/20 [Member]
Restricted common stock, shares		2,000,000
Restricted common stock, proceeds		$ 100,000